[LOGO Amundi Pioneer]




December 22, 2020



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust XII (the "Trust")
     (File Nos. 333-42105 and 811-08547)
     CIK No. 0001051010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of prospectus and statement of additional information relating to Pioneer MAP - High Income Municipal Fund (the "Fund"), a series of the Trust, which would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 40 to the Trust's registration statement on Form N-1A filed electronically on December 18, 2020 (Accession No. 0001193125-20-321329).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.


Very truly yours,

/s/ Thomas Reyes
---------------------
    Thomas Reyes
    Assistant Secretary



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.




Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820